[SHIP LOGO] [VANGUARD (R)/LOGO]
                                                                    PO BOX 2600
                                                    VALLEY FORGE, PA 19482-2600

                                                                www.vanguard.com



December 23, 2005





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: Vanguard International Equity Funds (the "Trust")
        File No. 33-32548

Commissioners:

Enclosed is the 47th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard International Equity Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the Frequent Trader Policy Disclosure for all of the Funds within this registrant, and
(2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on February 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective. Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
       U.S. Securities and Exchange Commission